Equipment and leasehold improvements - Summary of items include in equipment and leasehold improvement (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Equipment and leasehold improvements, net	$ 17,282	$ 17,779
Equipment and leasehold improvements, net
Disclosure of detailed information about property, plant and equipment [line items]
Equipment and leasehold improvements, net	4,441	3,841
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Equipment and leasehold improvements, net	$ 12,841	$ 13,938